Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
At December 31, 2015	£ 18
At December 31, 2016	358	£ 18
Cost
Disclosure Of Property Plant And Equipment [Line Items]
At December 31, 2015	52	37
Additions	370	15
Disposals		(1)
Effect of foreign currency exchange differences		1
At December 31, 2016	422	52
Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
At December 31, 2015	34	23
Charge for the year	30	12
Disposals		(1)
At December 31, 2016	64	34
Office and Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
At December 31, 2015	18
At December 31, 2016	91	18
Office and Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
At December 31, 2015	52	37
Additions	90	15
Disposals		(1)
Effect of foreign currency exchange differences		1
At December 31, 2016	142	52
Office and Computer Equipment | Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
At December 31, 2015	34	23
Charge for the year	17	12
Disposals		(1)
At December 31, 2016	51	£ 34
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
At December 31, 2016	267
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Additions	280
At December 31, 2016	280
Fixtures and Fittings | Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Charge for the year	13
At December 31, 2016	£ 13